DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts of Derivative Financial Instruments Included in Comprehensive Income and Locations in Consolidated Statements of Income

The aggregate contractual amounts of derivative financial instruments at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥13,701	¥8,193

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	315,523	403,957

Total derivatives	¥329,224	¥412,150

Fair Value and Location of Derivative Financial Instruments in Consolidated Balance Sheets

The fair value and location of derivative financial instruments in the consolidated balance sheets at March 31, 2017 and 2018 are as follows:

		March 31,
	Location	2017	2018
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥129	¥23

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	2,341	5,719

Total derivative assets		¥2,470	¥5,742

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥77	¥40

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	4,693	865

Total derivative liabilities		¥4,770	¥905

Changes in Fair Value of Derivative Financial Instruments Not Designated as Hedging Instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments for the year ended March 31, 2016, 2017 and 2018 are as follows:

		Years ended March 31,
Type of derivatives	Location	2016	2017	2018
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥3,528	¥(6,978)	¥7,206